Intangible Assets (Details 1) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Intangible Assets
Estimated future amortization expense for finite lived intangibles, year 2024	$ 122,949	$ 247,931
Estimated future amortization expense for finite lived intangibles, year 2025	247,931	247,931
Estimated future amortization expense for finite lived intangibles, year 2026	247,931	247,931
Estimated future amortization expense for finite lived intangibles, year 2027	247,931	247,931
Estimated future amortization expense for finite lived intangibles, year 2028	247,931	247,931
Estimated future amortization expense for finite lived intangibles, thereafter	2,707,767	2,708,451
Estimated future amortization expense for finite lived intangibles	$ 3,822,440	$ 3,948,106